CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 12,571	$ 680	$ 136,840
Other assets	312	312
Total current assets	12,883	992	136,840
TOTAL ASSETS	12,883	992	136,840
Current liabilities
Accounts payable	83,853	66,986
Accrued expenses - current		233,833	7,063
Accrued compensation	212,734	108,333
Accrued officer compensation	195,500	125,500
Accrued dividends	48,079	48,080	48,079
Total current liabilities	540,166	348,899	55,142
Total liabilities	540,166	348,899	55,142
Commitments and contingencies
Stockholders' (deficit) equity
Series A Convertible Preferred Stock, $.001 par value, 2,000,000 shares authorized and 13,602 shares issued and outstanding at June 30, 2017, December 31, 2016 and at December 31, 2015 (Liquidation preference $340,050 and $340,050, respectively)	14	14	14
Common stock, $.001 par value, 500,000,000 shares authorized; 157,785,520,154,785,520 and 91,785,520 shares issued and outstanding at June 30, 2017, December 31, 2016 and at December 31, 2015, respectively	157,285	154,785	91,785
Additional paid-in capital	79,271,037	79,179,432	79,179,432
Accumulated deficit	(79,955,619)	(79,682,138)	(79,189,533)
Total stockholders' (deficit) equity	(527,283)	(347,907)	81,698
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 12,883	$ 992	$ 136,840